FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2018
Fees And Commissions
Schedule of fees and commission

This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument’s effective interest rate:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Fee and commission income
Fees and commissions for lines of credits and overdrafts	6,624	7,413	5,754
Fees and commissions for guarantees and letters of credit	33,654	33,882	35,911
Fees and commissions for card services	218,903	201,791	195,566
Fees and commissions for management of accounts	33,865	31,901	31,540
Fees and commissions for collections and payments	40,077	44,312	31,376
Fees and commissions for intermediation and management of securities	10,147	10,090	9,304
Insurance brokerage fees	39,949	36,430	40,882
Office banking	15,921	15,669	14,145
Fees for other services rendered	45,633	43,123	38,038
Other fees earned	39,690	30,947	28,668
Total	484,463	455,558	431,184

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Fee and commission expense
Compensation for card operation	(163,794)	(149,809)	(143,509)
Fees and commissions for securities transactions	(936)	(858)	(946)
Office banking	(4,096)	(15,283)	(14,671)
Other fees	(24,752)	(10,545)	(17,634)
Total	(193,578)	(176,495)	(176,760)

Net fees and commissions income	290,885	279,063	254,424

Schedule of income and expences

The income and expenses for the commissions of the business segments are presented below and the calendar for the recognition of income from ordinary activities is opened.

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2018	Individuals and PYMEs	Companies and Institutions	Global Corporate Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	5,901	271	453	(1)	6,624	6,624	-	-
Commissions for guarantees and letters of credit	11,099	16,258	6,239	58	33,654	33,654	-	-
Commissions for card services	211,615	6,193	1,036	59	218,903	34,856	184,047	-
Commissions for account management	30,386	2,678	799	2	33,865	33,865	-	-
Commissions for collections, collections and payments	66,780	1,693	458	(28,854)	40,077	-	15,719	24,358
Commissions for intermediation and management of values	4,050	134	7,221	(1,258)	10,147	-	10,147	-
Remuneration for insurance commercialization	-	-	-	39,949	39,949	-	-	39,949
Office banking	11,420	3,893	608	-	15,921	-	15,921	-
Other remuneration for services rendered	40,901	3,833	819	80	45,633	-	45,633	-
Other commissions earned	6,908	9,743	23,320	(281)	39,690	-	39,690	-
Total	389,060	44,696	40,953	9,754	484,463	108,999	311,157	64,307

Commission expenses
Remuneration for card operation	(159,817)	(3,186)	(134)	(657)	(163,794)	-	(163,794)	-
Commissions per transaction with securities	(169)	(3)	(419)	(345)	(936)	-	(936)	-
Office banking	(2,374)	(985)	(722)	(15)	(4,096)	-	(4,096)	-
Other commissions	(6,168)	(3,776)	(4,614)	(10,194)	(24,752)	-	(24,752)	-
Total	(168,528)	(7,950)	(5,889)	(11,211)	(193,578)	-	(193,578)	-
Total Net commission income and expenses	220,532	36,746	35,064	(1,457)	290,885	108,999	117,579	64,307